RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE ASSETS
Schedule of changes in the net carrying amount of right-of-use assets, which mainly relate to leases of premises and vehicles

	2025	2024
Cost
Balance at beginning of year	$770.7	$647.7
Additions financed with lease obligations	122.6	158.8
Retirement and other	(82.3)	(35.8)
Balance at end of year	811.0	770.7

Accumulated depreciation
Balance at beginning of year	421.0	334.7
Depreciation	128.1	124.0
Retirement and other	(81.5)	(37.7)
Balance at end of year	467.6	421.0

Net carrying amount	$343.4	$349.7